Accounts Receivable and Others - Schedule of Changes in Accounts Receivable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Grains [Member]
Schedule of Changes in Accounts Receivable [Line Items]
Balance at beginning	R$ 41,587	R$ 74,220
Sales in year	442,530	420,072
Received	(409,994)	(452,705)
Reversal of expected losses	(254)
Balance at ending	73,869	41,587
Cottons [Member]
Schedule of Changes in Accounts Receivable [Line Items]
Balance at beginning	2,534
Sales in year	90,583	79,800
Received	(89,171)	(77,266)
Reversal of expected losses
Balance at ending	3,946	2,534
Cattle [Member]
Schedule of Changes in Accounts Receivable [Line Items]
Balance at beginning	1,196	1,761
Sales in year	26,457	31,362
Received	(25,427)	(31,927)
Reversal of expected losses
Balance at ending	2,226	1,196
Sugarcane [Member]
Schedule of Changes in Accounts Receivable [Line Items]
Balance at beginning	43,953	35,732
Sales in year	325,265	239,313
Received	(323,418)	(231,092)
Reversal of expected losses
Balance at ending	R$ 45,800	R$ 43,953